Acquisition of the Mineral Sands Business - Calculation of Amount of Net Sales and Earnings from Acquisition of Mineral Sands Business (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended								6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Jun. 30, 2013 Minerals Sands [Member]	Jun. 30, 2012 Minerals Sands [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Jun. 30, 2013 Pigment [Member]	Jun. 30, 2012 Pigment [Member]	Jun. 30, 2013 Mineral Sands [Member]	Jun. 30, 2013 Mineral Sands [Member]	Dec. 31, 2012 Mineral Sands [Member]	Jun. 30, 2013 Mineral Sands [Member] Minerals Sands [Member]	Jun. 30, 2013 Mineral Sands [Member] Minerals Sands [Member]	Dec. 31, 2012 Mineral Sands [Member] Minerals Sands [Member]	Jun. 30, 2013 Mineral Sands [Member] Pigment [Member]	Jun. 30, 2013 Mineral Sands [Member] Pigment [Member]	Dec. 31, 2012 Mineral Sands [Member] Pigment [Member]	Jun. 30, 2013 Mineral Sands [Member] Elimination [Member]	Jun. 30, 2013 Mineral Sands [Member] Elimination [Member]	Dec. 31, 2012 Mineral Sands [Member] Elimination [Member]
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Net Sales	$ 108	$ 267	$ 525	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 995	$ 863	$ 312	$ 89	$ 610	$ 172	$ 304	$ 348	$ 592	$ 710	$ 166	$ 300	$ 524	$ 255	$ 496	$ 489			$ 64	$ (89)	$ (196)	$ (29)
Income (Loss) from Operations			$ 9			$ 22					$ (10)	$ 135	$ 68	$ 46	$ 164	$ 97	$ (56)	$ 37	$ (124)	$ 146	$ 38	$ 77	$ (30)	$ 50	$ 124	$ 8	$ (16)	$ (33)	$ (36)	$ 4	$ (14)	$ (2)